                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                       State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                1177 Avenue of the Americas, New York, N.Y. 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
                   Jean Bernhard Buttner     Leo R. Futia
                      Charles E. Reed   Paul Craig Roberts
                                John W. Chandler

                                    OFFICERS
                   Jean Bernhard Buttner     Stephen Grant
                  CHAIRMAN AND PRESIDENT     VICE PRESIDENT

                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER

                                 Alan N. Hoffman
                                 VICE PRESIDENT

                      Jack M. Houston        Stephen La Rosa
                         ASSISTANT              ASSISTANT
                    SECRETARY/TREASURER     SECRETARY/TREASURER

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This unaudited report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).
                                                                       VLF 50685

                          ----------------------------
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1995
                            -------------------------


                                 THE VALUE LINE
                                   FUND, INC.




                                     [LOGO]

                                   VALUE LINE
                                  MUTUAL FUNDS

[LOGO]                                                        TO OUR VALUE LINE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

The Value Line Fund earned a total return of 16.59% in the first six months of 1995, versus a total return of 20.21% for the unmanaged Standard & Poor's 500 Index.

As in 1994, the first half of 1995 saw large-capitalization stocks lead the way in performance. Stock indexes of mid-size and smaller companies again lagged, as seen, for example, in the 17.62% return of the unmanaged S&P Midcap 400 and the 13.29% return of the unmanaged Russell 2000. Your Fund holds a well diversified portfolio of small-cap, mid-cap, and large-cap stocks, with an average market capitalization significantly less than that of the S&P 500. This made it difficult to keep pace with the S&P 500 in the recent period. In addition, for liquidity and risk-reduction purposes, the Fund maintained a cash position averaging 8% to 10% in the year's first half. Doing so penalized performance during this period of steeply rising stock prices.

In the same period, your Fund did outperform the universe from which it selects all its stocks. The unmanaged Value Line Arithmetic Average of approximately 1700 stocks rose 15.08% in the six months. The Value Line Timeliness-TM- Ranking System, celebrating its 30th anniversary, continued its long record of success, as the Rank 1 and 2 stocks outperformed those with Ranks 3, 4, and 5. Rank 1 and 2 stocks have superior recent earnings and stock-price momentum, combined with attractive valuations. Your Fund buys primarily these top-ranked issues, plus some Rank 3s for diversification purposes. The investment style is one of "growth" rather than "value." That is, the Fund's holdings tend to be stocks of fast-growing companies that trade at relatively high price/earnings ratios. Technology and healthcare are moderately overweighted in the portfolio, while energy and utility stocks are underweighted. Still, to reduce risk, the Fund makes an effort to remain well diversified and limit exposure to any one sector. The Fund currently holds about 160 stocks.

As detailed in the Economic Observations box, U.S. economic growth has slowed in recent months. We do not expect the economy to slip into recession. With inflation apparently still remaining under good control, the economy should continue to be at least a moderately attractive environment for U.S. stocks.

We appreciate your confidence in The Value Line Fund and look forward to serving your investment needs in the future.

                                                  Sincerely,

                                                  /s/ Jean Bernhard Buttner

                                                  Jean Bernhard Buttner
                                                  CHAIRMAN AND PRESIDENT

July 16, 1995

FUND SHAREHOLDERS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              ECONOMIC OBSERVATIONS

The economy slowed to a virtual crawl in the second quarter, with real, inflation-adjusted gross domestic product rising by a scant 0.5%. This narrow increase in growth, which follows much healthier expansion rates of 5.1% and 2.7% in the final quarter of 1994 and the first three months of this year, respectively, was fueled principally by a mild pickup in consumer spending. Sharply lower levels of housing construction and somewhat weaker auto production numbers were the quarter's main depressants.

The recent slowing in business activity, however, is likely to prove short-lived as recent data show that consumer spending is continuing to pick up, while the sharp reduction in mortgage rates over the past several months seems to be injecting some life into the housing market. Assuming that these positive trends persist, we would expect economic growth to accelerate in the third and fourth quarters. A moderate carryover effect is likely through at least the opening months of 1996. The risk of recession, which seemed very real just a short time ago, has lessened noticeably, in the past month or two.

But the news isn't all good. For example, the pending improvement on the economic front is likely to dissuade the Federal Reserve Board from trimming interest rates aggressively in the months ahead, since the added stimulus of substantially lower borrowing costs would, presumably, not be needed. If that's the case, the stock market, which continues to be partially underpinned by the expectation of further interest-rate reductions, would have a key support mechanism removed.
--------------------------------------------------------------------------------



*PERFORMANCE DATA:


                                              AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                               TOTAL RETURN      INVESTMENT OF $10,000
                                              --------------     ---------------------
          1 year ended 6/30/95 . . .              23.31%              $  12,331
          5 years ended 6/30/95. . .              11.55%              $  17,269
         10 years ended 6/30/95. . .              13.49%              $  35,436

*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF
 FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

THE VALUE LINE FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                              TEN LARGEST HOLDINGS*
-----------------------------------------------------------------------------------
                                                     DOLLARS           PERCENTAGE
ISSUE                                   SHARES    (IN THOUSANDS)      OF NET ASSETS
-----------------------------------------------------------------------------------
McDonnell Douglas Corp.                 71,000        $ 5,449              1.8%
Andrew Corp.                            81,000          4,688              1.6
Capital Cities/ABC, Inc.                43,000          4,644              1.6
Medtronic Inc.                          60,000          4,628              1.5
Safeway, Inc.                          119,400          4,462              1.5
Vishay Intertechnology, Inc.           111,300          4,021              1.3
Symbol Technologies, Inc.              104,000          3,991              1.3
Cardinal Health, Inc.                   81,500          3,851              1.3
Equifax, Inc.                          115,000          3,838              1.3
Staples, Inc.                          132,750          3,833              1.3
-----------------------------------------------------------------------------------

                        FIVE LARGEST INDUSTRY CATEGORIES*
          ----------------------------------------------------------------
                                            DOLLARS           PERCENTAGE
          INDUSTRY                       (IN THOUSANDS)      OF NET ASSETS
          ----------------------------------------------------------------
          Medical Supplies                 $ 24,255              8.1%
          Chemical-Specialty                 12,821              4.3
          Electronics                        12,455              4.2
          Computer Software & Services       12,324              4.1
          Office Equipment & Supplies        11,138              3.7
          ----------------------------------------------------------------

                      FIVE LARGEST NET SECURITY PURCHASES*+
          ----------------------------------------------------------------
                                                           COST
          ISSUE                                       (IN THOUSANDS)
          ----------------------------------------------------------------
          Xerox Corp.                                   $ 2,740
          Ceridian Corp.                                  2,375
          Northrop Grumman Corp.                          2,180
          Bergen Brunswig Corp. Class "A"                 2,142
          Sigma-Aldrich Corp.                             2,004
          ----------------------------------------------------------------


                        FIVE LARGEST NET SECURITY SALES*+
          ----------------------------------------------------------------
                                                        PROCEEDS
          ISSUE                                      (IN THOUSANDS)
          ----------------------------------------------------------------
          Clark Equipment Co.                           $ 5,431
          United States Shoe Corp.                        4,256
          Harley-Davidson, Inc.                           3,578
          Gillette Co.                                    3,292
          Premark International, Inc.                     2,949
          ----------------------------------------------------------------

*    Exclusive of fixed-income securities.
+    For the six months ended June 30, 1995.


THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                      VALUE
  SHARES                                          (IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCKS (90.7%)
           ADVERTISING (1.4%)
  29,000   *Heritage Media Corp. Class "A" . . . . .   $    837
  56,700    Omnicom Group, Inc.. . . . . . . . . . .      3,438
                                                     ----------
                                                          4,275
            AEROSPACE/DEFENSE (3.7%)
  12,000    Logicon, Inc.. . . . . . . . . . . . . .        534
  12,000    Loral Corp.. . . . . . . . . . . . . . .        621
  71,000    McDonnell Douglas Corp.. . . . . . . . .      5,449
  47,000    Northrop Grumman Corp. . . . . . . . . .      2,450
  25,000    Rockwell International Corp. . . . . . .      1,144
  15,000    Sundstrand Corp. . . . . . . . . . . . .        896
                                                     ----------
                                                         11,094
            BANK (0.8%)
  38,000    Midlantic Corp.. . . . . . . . . . . . .      1,520
   5,000    Wells Fargo & Co.. . . . . . . . . . . .        901
                                                     ----------
                                                          2,421
            BANK-MIDWEST (0.1%)
  10,000    Star Banc Corp.. . . . . . . . . . . . .        460

            BEVERAGE-ALCOHOLIC (0.5%)
  35,000   *Canadaigua Wine Co., Inc. Class "A". . .      1,566

            BEVERAGE-SOFT DRINK (0.9%)
  80,000    Coca-Cola Enterprises, Inc.. . . . . . .      1,750
  20,000    PepsiCo Inc. . . . . . . . . . . . . . .        913
                                                     ----------
                                                          2,663
            BROADCASTING/CABLE TV (2.7%)
  43,000    Capital Cities/ABC, Inc. . . . . . . . .      4,644
  76,196   *Viacom, Inc. Class "B" . . . . . . . . .      3,534
                                                     ----------
                                                          8,178
            CANADIAN ENERGY (0.4%)
  30,000    Imperial Oil Ltd.. . . . . . . . . . . .      1,114

            CHEMICAL-DIVERSIFIED (1.7%)
  19,000    First Mississippi Corp.. . . . . . . . .        648
  35,000    Norsk Hydro A.S. (ADR) . . . . . . . . .      1,461
  40,000    Pall Corp. . . . . . . . . . . . . . . .        890
 169,300    Terra Industries, Inc. . . . . . . . . .      2,053
                                                     ----------
                                                          5,052
            CHEMICAL-SPECIALTY (4.3%)
  50,000   *Airgas, Inc. . . . . . . . . . . . . . .      1,344
  22,000    Engelhard Corp.. . . . . . . . . . . . .        943
  63,000    Hercules, Inc. . . . . . . . . . . . . .      3,071
  47,000    International Flavors &
               Fragrances Inc. . . . . . . . . . . .      2,338
  97,000    Praxair, Inc.. . . . . . . . . . . . . .      2,425
  17,000    Schulman (A.), Inc.. . . . . . . . . . .        489
  45,000    Sigma-Aldrich Corp.. . . . . . . . . . .      2,211
                                                     ----------
                                                         12,821
            COMPUTER AND
            PERIPHERALS (2.4%)
  18,000   *Cabletron Systems, Inc.. . . . . . . . .        958
  35,000   *EMC Corp.. . . . . . . . . . . . . . . .        849
  39,000    International Business
               Machines Corp.. . . . . . . . . . . .      3,744
  27,000   *SCI Systems, Inc.. . . . . . . . . . . .        675
  22,000   *Silicon Graphics, Inc. . . . . . . . . .        877
                                                     ----------
                                                          7,103

            COMPUTER SOFTWARE
            & SERVICES (4.1%)
  79,000   *Ceridian Corp. . . . . . . . . . . . . .      2,913
  48,000    Computer Associates
              International, Inc.  . . . . . . . . .      3,252
  56,000   *Informix Corp. . . . . . . . . . . . . .      1,421
  46,000    National Data Corp.. . . . . . . . . . .      1,064
  45,000   *Oracle Systems Corp. . . . . . . . . . .      1,738
  22,000   *Policy Management Systems Corp.. . . . .      1,012
  24,000   *Sterling Software Inc. . . . . . . . . .        924
                                                     ----------
                                                         12,324
            DIVERSIFIED COMPANIES (3.3%)
  40,000    Blount, Inc. Class "A" . . . . . . . . .      1,785
 121,000    Danaher Corp.. . . . . . . . . . . . . .      3,660
  12,000    ITT Corp.. . . . . . . . . . . . . . . .      1,410
  19,000   *Itel Corp. . . . . . . . . . . . . . . .        741
 109,725    Mark IV Industries, Inc. . . . . . . . .      2,359
                                                     ----------
                                                          9,955

                                        5



THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                        VALUE
  SHARES                                            (IN THOUSANDS)
--------------------------------------------------------------------------------

             DRUG (2.1%)
  14,000    Bristol-Myers Squibb Co. . . . . . . . .   $    954
 111,000    Mylan Laboratories Inc.. . . . . . . . .      3,413
  21,000    Pfizer, Inc. . . . . . . . . . . . . . .      1,940
                                                     ----------
                                                          6,307
            DRUGSTORE (0.3%)
  35,000    Rite Aid Corp. . . . . . . . . . . . . .        897

            ELECTRIC UTILITY-
            CENTRAL (0.2%)
  24,000    Illinova Corp. . . . . . . . . . . . . .        609

            ELECTRIC UTILITY-EAST (0.2%)
  20,000    American Electric Power Co., Inc.. . . .        703

            ELECTRICAL EQUIPMENT (0.2%)
  12,000    Honeywell, Inc.. . . . . . . . . . . . .        517

            ELECTRONICS (4.2%)
  22,000    AMP Inc. . . . . . . . . . . . . . . . .        929
  28,000   *Dynatech Corp. . . . . . . . . . . . . .        525
  53,000   *General Instrument Corp. . . . . . . . .      2,034
  15,000    Molex, Inc.. . . . . . . . . . . . . . .        581
  17,000    Scientific-Atlanta, Inc. . . . . . . . .        374
 104,000   *Symbol Technologies, Inc.. . . . . . . .      3,991
 111,300   *Vishay Intertechnology, Inc. . . . . . .      4,021
                                                     ----------
                                                         12,455
            ENVIRONMENTAL (0.6%)
  50,000    Browning-Ferris Industries, Inc. . . . .      1,806

            EUROPEAN DIVERSIFIED (0.2%)
  20,000    Danka Business Systems PLC (ADR) . . . .        484

            FINANCIAL SERVICES (3.5%)
  56,000   *CUC International, Inc.. . . . . . . . .      2,352
  42,000    Countrywide Credit Industries, Inc.. . .        882
  75,000    Green Tree Financial Corp. . . . . . . .      3,328
  20,000    Household International, Inc.. . . . . .        990
  82,500    Paychex, Inc.. . . . . . . . . . . . . .      2,991
                                                     ----------
                                                         10,543
            FOOD PROCESSING (2.8%)
 164,500    Archer-Daniels-Midland Co. . . . . . . .      3,064
  20,000    Heinz (H.J.) Co. . . . . . . . . . . . .        887
  93,000    Hudson Foods, Inc. Class "A" . . . . . .      1,290
  71,000    IBP, Inc.. . . . . . . . . . . . . . . .      3,089
                                                     ----------
                                                          8,330
            FOREIGN ELECTRONICS/
            ENTERTAINMENT (0.8%)
  53,000    Philips Electronics N.V. (N.Y. Shares) .      2,266

            FOREIGN
            TELECOMMUNICATIONS (1.0%)
  40,000    Ericsson (L.M.) Telephone Co.
               Class "B" (ADR) . . . . . . . . . . .        800
  20,000    Reuters Holdings PLC Class "B" (ADR) . .      1,003
  20,000    Telecom Corp. of
              New Zealand Ltd. (ADR) . . . . . . . .      1,212
                                                     ----------
                                                          3,015
            GROCERY (2.1%)
  19,000    Casey's General Stores, Inc. . . . . . .        342
  60,000   *Kroger Co. . . . . . . . . . . . . . . .      1,613
 119,400   *Safeway, Inc.. . . . . . . . . . . . . .      4,462
                                                     ----------
                                                          6,417
            HEALTHCARE INFORMATION
            SYSTEMS (1.1%)
  40,000    HBO & Co.. . . . . . . . . . . . . . . .      2,180
  25,000   *Medic Computer Systems, Inc. . . . . . .        963
                                                     ----------
                                                          3,143
            HOME APPLIANCE (1.2%)
 106,000    Black & Decker Corp. . . . . . . . . . .      3,273
   6,500    Toro Co. . . . . . . . . . . . . . . . .        182
                                                     ----------
                                                          3,455

                                        6



THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                        VALUE
  SHARES                                            (IN THOUSANDS)
--------------------------------------------------------------------------------

            HOTEL/GAMING (2.9%)
  60,000   *Bally Entertainment Corp.. . . . . . . .   $    735
  45,000   *Circus Circus Enterprises, Inc.. . . . .      1,586
  85,500    La Quinta Inns, Inc. . . . . . . . . . .      2,309
  60,000   *Mirage Resorts, Inc. . . . . . . . . . .      1,837
  50,000   *Promus Companies, Inc. . . . . . . . . .      1,950
  17,000   *Rio Hotel & Casino, Inc. . . . . . . . .        234
                                                     ----------
                                                          8,651
            HOUSEHOLD PRODUCTS (0.4%)
   9,000    Lancaster Colony Corp. . . . . . . . . .        322
  12,000    Procter & Gamble Co. . . . . . . . . . .        862
                                                     ----------
                                                          1,184
            INDUSTRIAL SERVICES (2.1%)
 115,000    Equifax, Inc.. . . . . . . . . . . . . .      3,838
  85,000    Manpower, Inc. . . . . . . . . . . . . .      2,167
  30,000    Uniforce Temporary Personnel, Inc. . . .        278
                                                     ----------
                                                          6,283
            INSURANCE-DIVERSIFIED (2.0%)
  20,000    Alexander & Alexander Services, Inc. . .        478
  34,000    American Bankers Insurance
              Group, Inc.. . . . . . . . . . . . . .      1,079
  25,000    American International Group, Inc. . . .      2,850
   6,000   *CNA Financial Corp.. . . . . . . . . . .        518
  23,000    MGIC Investment Corp.. . . . . . . . . .      1,078
                                                     ----------
                                                          6,003
            INSURANCE-PROPERTY
            & CASUALTY (0.9%)
   8,000    General Re Corp. . . . . . . . . . . . .      1,071
 104,000    USF & G Corp.. . . . . . . . . . . . . .      1,690
                                                     ----------
                                                          2,761
            MACHINERY (3.0%)
  20,000    Dover Corp.. . . . . . . . . . . . . . .      1,455
  96,000    IDEX Corp. . . . . . . . . . . . . . . .      3,216
  72,000    Parker-Hannifin Corp.. . . . . . . . . .      2,610
  78,750   *Raymond Corp.. . . . . . . . . . . . . .      1,614
                                                     ----------
                                                          8,895
            MACHINERY-CONSTRUCTION
            & MINING (0.8%)
  45,000    Harnischfeger Industries, Inc. . . . . .      1,558
  32,000    JLG Industries, Inc. . . . . . . . . . .        848
                                                     ----------
                                                          2,406
            MANUFACTURED HOUSING/
            RECREATIONAL VEHICLES (1.9%)
 162,500    Clayton Homes, Inc.. . . . . . . . . . .      2,661
 122,000    Oakwood Homes Corp.. . . . . . . . . . .      3,126
                                                     ----------
                                                          5,787
            MEDICAL SERVICES (0.8%)
  24,000   *RoTech Medical Corp. . . . . . . . . . .        666
  93,000    Surgical Care Affiliates, Inc. . . . . .      1,779
                                                     ----------
                                                          2,445
            MEDICAL SUPPLIES (8.1%)
  14,000    A.L. Pharma, Inc. Class "A". . . . . . .        263
  38,000    Becton, Dickinson & Co.. . . . . . . . .      2,213
  80,000    Bergen Brunswig Corp. Class "A". . . . .      1,830
  18,000   *Bio-Rad Laboratories, Inc. Class "A" . .        648
  35,000   *Boston Scientific Corp.. . . . . . . . .      1,115
  81,500    Cardinal Health, Inc.. . . . . . . . . .      3,851
  38,500   *Cordis Corp. . . . . . . . . . . . . . .      2,570
  28,300    Invacare Corp. . . . . . . . . . . . . .      1,174
  41,000    Johnson & Johnson. . . . . . . . . . . .      2,773
  60,000    Medtronic Inc. . . . . . . . . . . . . .      4,628
  19,000   *Nellcor, Inc.. . . . . . . . . . . . . .        855
  28,000    Puritan-Bennett Corp.. . . . . . . . . .      1,082
  25,000   *St. Jude Medical, Inc. . . . . . . . . .      1,253
                                                     ----------
                                                         24,255
            NATURAL GAS-DIVERSIFIED (1.3%)
  72,000    Panhandle Eastern Corp.. . . . . . . . .      1,755
  57,000    Williams Companies, Inc. . . . . . . . .      1,988
                                                     ----------
                                                          3,743

                                        7



THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                        VALUE
  SHARES                                            (IN THOUSANDS)
--------------------------------------------------------------------------------

            OFFICE EQUIPMENT
            & SUPPLIES (3.7%)
  80,000   *Office Depot, Inc. . . . . . . . . . . .   $  2,250
  68,000    Reynolds & Reynolds Co. Class "A". . . .      2,006
 132,750   *Staples, Inc.. . . . . . . . . . . . . .      3,833
  26,000    Xerox Corp.. . . . . . . . . . . . . . .      3,049
                                                     ----------
                                                         11,138

            OILFIELD SERVICES/
            EQUIPMENT (1.2%)
  24,000   *BJ Services Co.. . . . . . . . . . . . .        546
  42,000    Halliburton Co.. . . . . . . . . . . . .      1,502
  19,000    Schlumberger Ltd.. . . . . . . . . . . .      1,180
  20,000   *Smith International, Inc.. . . . . . . .        335
                                                     ----------
                                                          3,563

            PACKAGING  & CONTAINER (0.1%)
   7,000   *Sealed Air Corp. . . . . . . . . . . . .        308

            PAPER & FOREST
            PRODUCTS (1.6%)
  15,000    Boise Cascade Corp.. . . . . . . . . . .        608
  56,000    Scott Paper Co.. . . . . . . . . . . . .      2,772
  60,000   *Stone Container Corp.. . . . . . . . . .      1,275
                                                     ----------
                                                          4,655

            PETROLEUM-INTEGRATED (2.6%)
  34,000    Amoco Corp.. . . . . . . . . . . . . . .      2,265
   8,000    Atlantic Richfield Co. . . . . . . . . .        878
  23,000    British Petroleum Co. PLC (ADR). . . . .      1,969
   9,000    Mobil Corp.. . . . . . . . . . . . . . .        864
  50,000    Occidental Petroleum Corp. . . . . . . .      1,144
  20,000    Phillips Petroleum Co. . . . . . . . . .        668
                                                     ----------
                                                          7,788
            PRECISION INSTRUMENTS (1.1%)
  10,000   *Dionex Corp. . . . . . . . . . . . . . .        457
   8,000    Pacific Scientific Co. . . . . . . . . .        143
  55,000    Tektronix, Inc.. . . . . . . . . . . . .      2,709
                                                     ----------
                                                          3,309
            RECREATION (0.5%)
  29,000    Disney (Walt) Co.. . . . . . . . . . . .      1,613

            RESTAURANT (1.0%)
  52,000    Applebee's International, Inc. . . . . .      1,339
  40,000    McDonald's Corp. . . . . . . . . . . . .      1,565
                                                     ----------
                                                          2,904
            RETAIL-SPECIAL LINES (0.4%)
  89,900   *Waban, Inc.. . . . . . . . . . . . . . .      1,337

            RETAIL STORE (1.3%)
  35,000   *Consolidated Stores Corp.. . . . . . . .        731
  97,468    Dollar General Corp. . . . . . . . . . .      3,082
                                                     ----------
                                                          3,813
            SHOE (0.5%)
  17,000    NIKE, Inc. Class "B" . . . . . . . . . .      1,428

            TELECOMMUNICATIONS
            EQUIPMENT (2.5%)
  60,000   *ADC Telecommunications, Inc. . . . . . .      2,145
  81,000   *Andrew Corp. . . . . . . . . . . . . . .      4,688
  20,000   *Qualcomm Incorporated. . . . . . . . . .        691
                                                     ----------
                                                          7,524

                                        8



THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                        VALUE
  SHARES                                            (IN THOUSANDS)
--------------------------------------------------------------------------------

            TELECOMMUNICATIONS
            SERVICE (0.8%)
  37,000    Century Telephone Enterprises, Inc.. . .   $  1,050
  50,000    Cincinnati Bell Inc. . . . . . . . . . .      1,262
                                                     ----------
                                                          2,312
            TEXTILE (0.3%)
  39,000    Unifi, Inc.. . . . . . . . . . . . . . .        936

            TOILETRIES/COSMETICS (0.2%)
  22,000   *Helen of Troy Ltd. . . . . . . . . . . .        462

            TRUCKING/TRANSPORTATION
            LEASING (1.6%)
  50,000    Consolidated Freightways, Inc. . . . . .      1,106
  80,000    XTRA Corp. . . . . . . . . . . . . . . .      3,700
                                                     ----------
                                                          4,806

            OTHER (0.3%)
  40,000    Jostens, Inc.. . . . . . . . . . . . . .        850
                                                     ----------

            TOTAL COMMON STOCKS
            AND TOTAL INVESTMENT
            SECURITIES (90.7%)
            (Cost $218,559). . . . . . . . . . . . .    271,132
                                                     ----------


--------------------------------------------------------------------------------
                                                            VALUE
 PRINCIPAL AMOUNT                                   (IN THOUSANDS EXCEPT
 (IN THOUSANDS)                                        PER SHARE AMOUNT)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (10.4%)

 $21,100    Federal Home Loan Mortgage Corp.
            Discount Notes 6.10%, 7/3/95 . . . . . .   $ 21,093
  10,000    Federal Farm Credit Bank
            Discount Notes 5.90%, 7/17/95. . . . . .      9,974
                                                     ----------

            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $31,067) . . . . . . . . . . . . .     31,067
                                                     ----------

EXCESS OF LIABILITIES OVER CASH
AND RECEIVABLES (-1.1%)  . . . . . . . . . . . . . .     (3,380)
                                                     ----------

NET ASSETS (100%). . . . . . . . . . . . . . . . . .   $298,819
                                                     ----------
                                                     ----------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE
($298,819,000 DIVIDED BY 17,911,285 SHARES
OF CAPITAL STOCK OUTSTANDING). . . . . . . . . . . .   $  16.68
                                                     ----------
                                                     ----------

* NON-INCOME PRODUCING

                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE FUND, INC.


STATEMENT OF ASSETS
AND LIABILITIES
AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      Dollars
                                                   (IN THOUSANDS
                                                     EXCEPT PER-
                                                    SHARE AMOUNT)
                                                   --------------
ASSETS:
Investment securities, at value
  (Cost--$218,559) . . . . . . . . . . . . . . . . .   $ 271,132
Short-term investments (Cost--$31,067)   . . . . . .      31,067
Cash . . . . . . . . . . . . . . . . . . . . . . . .          35
Receivable for securities sold . . . . . . . . . . .       2,167
Dividends receivable . . . . . . . . . . . . . . . .         265
Receivable for capital shares sold . . . . . . . . .          46
                                                     -----------
    TOTAL ASSETS . . . . . . . . . . . . . . . . . .     304,712
                                                     -----------
LIABILITIES:
Payable for securities purchased . . . . . . . . . .       5,406
Payable for capital shares repurchased . . . . . . .         233
Accrued expenses:
  Advisory fee . . . . . . . . . . . . . . . . . . .         161
  Other. . . . . . . . . . . . . . . . . . . . . . .          93
                                                     -----------
    TOTAL LIABILITIES. . . . . . . . . . . . . . . .       5,893
                                                     -----------
NET ASSETS:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  17,911,285 shares) . . . . . . . . . . . . . . . .      17,911
Additional paid-in capital . . . . . . . . . . . . .     219,257
Excess of dividends over investment
 income--net . . . . . . . . . . . . . . . . . . . .        (108)
Accumulated net realized gain on
  investments. . . . . . . . . . . . . . . . . . . .       9,186
Unrealized net appreciation of investments . . . . .      52,573
                                                     -----------
    NET ASSETS . . . . . . . . . . . . . . . . . . .   $ 298,819
                                                     -----------
                                                     -----------
       NET ASSET VALUE, OFFERING AND
       REDEMPTION PRICE PER
       OUTSTANDING SHARE ($298,819,000
       DIVIDED BY 17,911,285 SHARES OUTSTANDING) . .   $   16.68
                                                     -----------
                                                     -----------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      Dollars
                                                   (IN THOUSANDS)
                                                  ---------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding
  taxes of $12). . . . . . . . . . . . . . . . . . .   $   1,343
Interest . . . . . . . . . . . . . . . . . . . . . .         828
                                                     -----------
    TOTAL INCOME . . . . . . . . . . . . . . . . . .       2,171
                                                     -----------
EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . .         935
Transfer agent fees. . . . . . . . . . . . . . . . .         103
Postage. . . . . . . . . . . . . . . . . . . . . . .          29
Auditing and legal fees. . . . . . . . . . . . . . .          26
Telephone and wire charges . . . . . . . . . . . . .          23
Custodian fees . . . . . . . . . . . . . . . . . . .          22
Registration and filing fees . . . . . . . . . . . .          20
Printing and stationery. . . . . . . . . . . . . . .          18
Insurance, dues, and other . . . . . . . . . . . . .          11
Directors' fees and expenses . . . . . . . . . . . .           6
                                                     -----------
    TOTAL EXPENSES . . . . . . . . . . . . . . . . .       1,193
                                                     -----------
INVESTMENT INCOME--NET . . . . . . . . . . . . . . .         978
                                                     -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--NET:

    Realized Gain--Net . . . . . . . . . . . . . . .      11,230

    Change in Unrealized Appreciation. . . . . . . .      31,150
                                                     -----------
NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS. . . . . . . . . . . .      42,380
                                                     -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS . . . . . . . . . . . . . . . . . . . .   $  43,358
                                                     -----------
                                                     -----------


                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)
AND FOR THE YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED         YEAR ENDED
                                                   JUNE 30, 1995           DECEMBER 31,
                                                     (UNAUDITED)              1994
                                                    -------------          ------------
                                                           (DOLLARS IN THOUSANDS)

OPERATIONS:
 Investment income--net. . . . . . . . . . . . . .     $      978          $    1,592
 Realized gain on investments--net . . . . . . . .         11,230              20,073
 Change in unrealized appreciation . . . . . . . .         31,150             (35,685)
                                                       -----------         -----------
 Net increase (decrease) in net assets
   from operations . . . . . . . . . . . . . . . .         43,358             (14,020)
                                                       -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income--net . . . . . . . . . . . . .         (1,086)             (1,623)
  Realized gain from investment transactions--net.            --              (42,328)
                                                       -----------         -----------
                                                           (1,086)            (43,951)
                                                       -----------         -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares . . . . . . . .         24,714              32,423
  Net proceeds from reinvestment of distributions to
    shareholders . . . . . . . . . . . . . . . . .            998              41,389
  Cost of shares repurchased . . . . . . . . . . .        (41,928)            (74,173)
                                                       -----------         -----------
  Decrease from capital share transactions . . . .        (16,216)               (361)
                                                       -----------         -----------

TOTAL INCREASE (DECREASE)  . . . . . . . . . . . .         26,056             (58,332)

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . .        272,763             331,095
                                                       -----------         -----------
 End of period . . . . . . . . . . . . . . . . . .     $  298,819          $  272,763
                                                       -----------         -----------
                                                       -----------         -----------

Excess of dividends over investment income--net,
   at end of period. . . . . . . . . . . . . . . .     $     (108)         $   --
                                                       -----------         -----------
                                                       -----------         -----------


                                               SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                  SIX MONTHS ENDED  YEAR ENDED
                                    JUNE 30, 1995   DECEMBER 31,
                                     (UNAUDITED)        1994
                                    ------------    ------------

Shares sold                             1,594          1,879

Shares issued to shareholders
 in reinvestment of dividends
 and distributions                         63          2,912
                                    ------------    ------------
                                        1,657          4,791
Shares repurchased                      2,736          4,295
                                    ------------    ------------
Net (decrease) increase                (1,079)           496
                                    ------------    ------------
                                    ------------    ------------
Dividends per share                 $     .06       $ .09500
                                    ------------    ------------
                                    ------------    ------------
Distributions per share from
 net realized gains                 $      --       $2.61005
                                    ------------    ------------
                                    ------------    ------------


On June 30, 1995, the Board of Directors declared a dividend from investment income of $.02 per share to shareholders of record on September 13, 1995, payable on September 19, 1995.

THE VALUE LINE FUND, INC.


                                                                   JUNE 30, 1995
--------------------------------------------------------------------------------

3.   PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                              SIX MONTHS ENDED
                               JUNE 30, 1995
                                (UNAUDITED)
                              ----------------
                               (IN THOUSANDS)
PURCHASES:
Investment Securities. . .         $  138,376
                              ----------------
                              ----------------
SALES:
Investment Securities. . .         $  134,616
                              ----------------
                              ----------------

At June 30, 1995, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $249,646,000. The aggregate appreciation and depreciation of investments at June 30, 1995, based on a comparison of investment values and their costs for federal income tax purposes, was $54,392,000 and $1,839,000, respectively, resulting in a net appreciation of $52,553,000.

For federal income tax purposes, realized losses incurred after October 31, within the fiscal year, if so elected by the Fund, are deemed to arise on the first day of the following fiscal year. The Fund incurred and elected to defer net capital losses of approximately $2,034,000 during the fiscal year ended December 31, 1994. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to its shareholders.

4.   INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
     AFFILIATES

An advisory fee of $935,000 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the six months ended June 30, 1995. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof and paid monthly. The Adviser provides research and investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, and equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund's shares are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the six months ended June 30, 1995.

A fee of $1,890 for printing services was paid or payable to the Adviser for the six months ended June 30, 1995.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registeredbroker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1995, the Fund paid brokerage commissions totalling $212,000 to the Distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 2,197,000 shares of the Fund's capital stock, representing 12.3% of the outstanding shares at June 30, 1995. In addition, certain officers and directors of the Fund owned 126,000 shares of the Fund, representing 0.7% of the outstanding shares.

THE VALUE LINE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHTOUT EACH PERIOD:


                                            SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1995   ----------------------------------------------
                                              (UNAUDITED)    1994      1993      1992      1991      1990
                                             --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .      $14.36    $17.90    $18.16    $20.17    $14.42    $15.06
                                                 --------  --------  --------  --------  --------  --------
    INCOME (LOSS) FROM INVESTMENT OPERATIONS:
        Net investment income. . . . . . . .         .05       .10       .08       .16       .22       .25
        Net gains or losses on securities and
           (both realized and unrealized). .        2.33      (.93)     1.13       .73      6.69     ( .38)
                                                 --------  --------  --------  --------  --------  --------
        Total from investment operations . .        2.38      (.83)     1.21       .89      6.91     ( .13)
                                                 --------  --------  --------  --------  --------  --------
    LESS DISTRIBUTIONS:
        Dividends from net investment income        (.06)     (.10)    ( .08)    ( .17)     (.24)    ( .27)
        Distributions from capital gains . .          --     (2.61)    (1.39)    (2.73)     (.92)    ( .24)
                                                 --------  --------  --------  --------  --------  --------
          Total distributions. . . . . . . .       ( .06)    (2.71)    (1.47)    (2.90)    (1.16)    ( .51)
                                                 --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD . . . . . . .      $16.68    $14.36    $17.90    $18.16    $20.17    $14.42
                                                 --------  --------  --------  --------  --------  --------
                                                 --------  --------  --------  --------  --------  --------

TOTAL RETURN . . . . . . . . . . . . . . . .       16.59%+   -4.47%     6.82%     4.69%    48.86%    -0.76%
                                                 --------  --------  --------  --------  --------  --------
                                                 --------  --------  --------  --------  --------  --------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (IN THOUSANDS) . .    $298,819  $272,763  $331,095  $327,431  $320,635  $202,061
Ratio of operating expenses to
    average net assets . . . . . . . . . . .         .85%*     .82%      .80%      .84%      .71%      .71%
Ratio of net investment income to
     average net assets. . . . . . . . . . .         .70%*     .54%      .41%      .90%     1.35%     1.83%
Portfolio turnover rate. . . . . . . . . . .         .53%+     150%      120%      129%      109%       84%

+ Not annualized
* Annualized

                                               SEE NOTES TO FINANCIAL STATEMENTS

                          THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTOR'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 -- THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.